Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	97 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000005451
Average Annual Return [Line Items]
Average Annual Return, Percent	33.12%	12.28%		15.19%
Without Sales Load [Member] | C000177214
Average Annual Return [Line Items]
Average Annual Return, Percent	33.33%	12.44%	15.21%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%	10.06%		9.23%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%	10.06%	11.10%
MSCI All Country World Index Information Technology Net
Average Annual Return [Line Items]
Average Annual Return, Percent	31.59%	20.50%		19.16%
MSCI All Country World Index Information Technology Net
Average Annual Return [Line Items]
Average Annual Return, Percent	31.59%	20.50%	21.99%